Consolidating Condensed Financial Information - Schedule of Condensed Consolidating Statement of Operations and Comprehensive Income Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements Captions [Line Items]
Net Revenues	$ 2,191,873	$ 2,280,816	$ 2,385,135	$ 2,332,244	$ 2,385,546	$ 2,485,007	$ 2,581,033	$ 2,630,398	$ 9,190,068	$ 10,081,984	$ 9,809,663
Expenses
Casino and hotel operations									5,625,376	6,368,698	6,258,716
General and administrative									1,309,104	1,318,749	1,278,450
Corporate expense									274,551	238,811	216,745
Preopening and start-up expenses									71,327	39,257	13,314
Property transactions, net									1,503,942	41,002	124,761
Depreciation and amortization									819,883	815,765	849,225
Total expenses									9,604,183	8,822,282	8,741,211
Income (loss) from unconsolidated affiliates									257,883	63,836	68,829
Operating income (loss)	(1,197,234)	297,377	348,521	395,104	266,113	286,489	354,464	416,472	(156,232)	1,323,538	1,137,281
Interest expense, net of amounts capitalized									(797,579)	(817,061)	(857,347)
Other, net									(92,432)	(95,591)	(217,744)
Income (loss) before income taxes									(1,046,243)	410,886	62,190
Benefit (provision) for income taxes									6,594	(283,708)	(20,816)
Net income (loss)	(1,473,497)	94,735	126,467	212,646	(287,472)	50,382	178,168	186,100	(1,039,649)	127,178	41,374
Less: Net (income) loss attributable to noncontrolling interests									591,929	(277,051)	(213,108)
Net loss attributable to MGM Resorts International	(781,454)	66,425	97,459	169,850	(342,263)	(20,270)	110,008	102,652	(447,720)	(149,873)	(171,734)
Net income (loss)	$ (1,473,497)	$ 94,735	$ 126,467	$ 212,646	$ (287,472)	$ 50,382	$ 178,168	$ 186,100	(1,039,649)	127,178	41,374
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									3,727	(1,293)	(3,993)
Other									(672)	1,250	115
Other comprehensive income (loss)									3,055	(43)	(3,878)
Comprehensive income (loss)									(1,036,594)	127,135	37,496
Less: Comprehensive (income) loss attributable to noncontrolling interests									589,905	(276,520)	(211,030)
Comprehensive loss attributable to MGM Resorts International									(446,689)	(149,385)	(173,534)
Parent [Member]
Condensed Income Statements Captions [Line Items]
Equity in subsidiaries' earnings									376,074	938,712	638,030
Expenses
Casino and hotel operations									6,717	5,482	5,644
General and administrative									4,959	4,743	4,432
Corporate expense									120,615	72,116	66,307
Total expenses									132,291	82,341	76,383
Operating income (loss)									243,783	856,371	561,647
Interest expense, net of amounts capitalized									(762,529)	(794,826)	(805,933)
Other, net									49,497	50,793	39,524
Income (loss) before income taxes									(469,249)	112,338	(204,762)
Benefit (provision) for income taxes									21,529	(262,211)	33,028
Net income (loss)									(447,720)	(149,873)	(171,734)
Net loss attributable to MGM Resorts International									(447,720)	(149,873)	(171,734)
Net income (loss)									(447,720)	(149,873)	(171,734)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									1,703	(762)	(1,915)
Other									(672)	1,250	115
Other comprehensive income (loss)									1,031	488	(1,800)
Comprehensive income (loss)									(446,689)	(149,385)	(173,534)
Comprehensive loss attributable to MGM Resorts International									(446,689)	(149,385)	(173,534)
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net Revenues									6,429,103	6,270,708	5,955,001
Equity in subsidiaries' earnings									(566,270)	339,312	289,384
Expenses
Casino and hotel operations									3,807,569	3,810,711	3,622,940
General and administrative									1,038,053	1,046,803	1,009,511
Corporate expense									154,424	150,938	125,500
Preopening and start-up expenses									4,973	5,384	4,205
Property transactions, net									24,688	36,612	126,773
Depreciation and amortization									348,159	329,589	343,741
Total expenses									5,377,866	5,380,037	5,232,670
Income (loss) from unconsolidated affiliates									259,002	64,014	68,807
Operating income (loss)									743,969	1,293,997	1,080,522
Interest expense, net of amounts capitalized									(1,057)	(574)	(6,333)
Other, net									(84,958)	(90,679)	(212,065)
Income (loss) before income taxes									657,954	1,202,744	862,124
Benefit (provision) for income taxes									(7,125)	(20,735)	11,111
Net income (loss)									650,829	1,182,009	873,235
Net loss attributable to MGM Resorts International									650,829	1,182,009	873,235
Net income (loss)									650,829	1,182,009	873,235
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									1,703	(762)	(1,915)
Other									(672)	1,250	115
Other comprehensive income (loss)									1,031	488	(1,800)
Comprehensive income (loss)									651,860	1,182,497	871,435
Comprehensive loss attributable to MGM Resorts International									651,860	1,182,497	871,435
Non-Guarantor MGP Subsidiaries [Member]
Expenses
General and administrative									58,473	59,980	59,485
Property transactions, net									6,665
Depreciation and amortization									196,816	186,262	194,388
Total expenses									261,954	246,242	253,873
Operating income (loss)									(261,954)	(246,242)	(253,873)
Income (loss) before income taxes									(261,954)	(246,242)	(253,873)
Net income (loss)									(261,954)	(246,242)	(253,873)
Net loss attributable to MGM Resorts International									(261,954)	(246,242)	(253,873)
Net income (loss)									(261,954)	(246,242)	(253,873)
Other comprehensive income (loss), net of tax:
Comprehensive income (loss)									(261,954)	(246,242)	(253,873)
Comprehensive loss attributable to MGM Resorts International									(261,954)	(246,242)	(253,873)
Non-Guarantor Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net Revenues									2,763,862	3,813,736	3,856,728
Expenses
Casino and hotel operations									1,813,987	2,554,965	2,632,198
General and administrative									207,619	207,223	205,022
Corporate expense									(488)	15,757	41,938
Preopening and start-up expenses									66,354	33,873	9,109
Property transactions, net									1,472,589	4,390	(2,012)
Depreciation and amortization									274,908	299,914	311,096
Total expenses									3,834,969	3,116,122	3,197,351
Income (loss) from unconsolidated affiliates									(1,119)	(178)	22
Operating income (loss)									(1,072,226)	697,436	659,399
Interest expense, net of amounts capitalized									(33,993)	(21,661)	(45,081)
Other, net									(56,971)	(55,705)	(45,203)
Income (loss) before income taxes									(1,163,190)	620,070	569,115
Benefit (provision) for income taxes									(7,810)	(762)	(64,955)
Net income (loss)									(1,171,000)	619,308	504,160
Less: Net (income) loss attributable to noncontrolling interests									591,929	(277,051)	(213,108)
Net loss attributable to MGM Resorts International									(579,071)	342,257	291,052
Net income (loss)									(1,171,000)	619,308	504,160
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									3,727	(1,293)	(3,993)
Other comprehensive income (loss)									3,727	(1,293)	(3,993)
Comprehensive income (loss)									(1,167,273)	618,015	500,167
Less: Comprehensive (income) loss attributable to noncontrolling interests									589,905	(276,520)	(211,030)
Comprehensive loss attributable to MGM Resorts International									(577,368)	341,495	289,137
Elimination [Member]
Condensed Income Statements Captions [Line Items]
Net Revenues									(2,897)	(2,460)	(2,066)
Equity in subsidiaries' earnings									190,196	(1,278,024)	(927,414)
Expenses
Casino and hotel operations									(2,897)	(2,460)	(2,066)
Corporate expense											(17,000)
Total expenses									(2,897)	(2,460)	(19,066)
Operating income (loss)									190,196	(1,278,024)	(910,414)
Income (loss) before income taxes									190,196	(1,278,024)	(910,414)
Net income (loss)									190,196	(1,278,024)	(910,414)
Net loss attributable to MGM Resorts International									190,196	(1,278,024)	(910,414)
Net income (loss)									190,196	(1,278,024)	(910,414)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									(3,406)	1,524	3,830
Other									672	(1,250)	(115)
Other comprehensive income (loss)									(2,734)	274	3,715
Comprehensive income (loss)									187,462	(1,277,750)	(906,699)
Comprehensive loss attributable to MGM Resorts International									$ 187,462	$ (1,277,750)	$ (906,699)